LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Schedule of Lease-Related Assets and Liabilities
The following table summarizes the Company’s lease-related assets and liabilities recorded on the condensed consolidated balance sheet:

	Classification	December 31, 2019

Assets
Operating lease assets	Operating lease right-of-use assets	$72,047
Total lease assets		$72,047

Liabilites
Current lease liabilities	Accrued expenses and other liabilities	$11,330
Long-term lease liabilities	Long-term lease liabilities	64,638
Total lease liabilities		$75,968

Lease Term and Discount Rate
Weighted-average remaining lease term — operating leases		9.21 years
Weighted-average discount rate — operating leases		3.51%

Schedule of Components of Operating Lease Cost
The components of operating lease cost for the year ended December 31, 2019 were as follows:

December 31, 2019
Operating lease cost:
Operating lease expense	$14,540
Variable lease expense	2,774
Short-term lease expense	2,787
Sublease income	(673)
Total operating lease cost	$19,428

Schedule of Operating Lease Liabilities
The maturity of the Company’s operating lease liabilities as of December 31, 2019 are as follows:

December 31, 2019
2020	$14,511
2021	13,162
2022	10,832
2023	8,336
2024	7,356
2025 and thereafter	40,883
Total future lease payments (1,2)	$95,080
Less imputed interest	(19,112)
Total	$75,968

(1)	Total lease payments have not been reduced by sublease rental payments of approximately $2,100 due in the future under non-cancelable subleases.
(2)
As of December 31, 2019, the Company has additional operating lease payments, that have not yet commenced of approximately $6,400. These operating leases will commence during 2020 with lease terms of 7 to 11 years.

Schedule of Supplemental Cash Flow Information
The following table presents supplemental cash flow information related to the lease costs for operating leases:

December 31, 2019
Cash paid for amounts included in measurement of lease liabilities
Operating cash flows for operating leases	$14,432
ROU Assets Obtained in Exchange for Lease Obligations
Operating leases	$82,185